Significant related parties transactions and balances (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Whalefin Technologies Ltd
Significant related parties transactions and balances
Revenue	$ 15,074	$ 344
Cost of revenue	(3,278)	(6)
Lead Accelerating Limited
Significant related parties transactions and balances
Revenue	7,295	$ 838
Proton Fund SPC
Significant related parties transactions and balances
Revenue	3,162
Axiom AI Limited
Significant related parties transactions and balances
Revenue	$ 757